UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   03/31

Date of reporting period:  6/30/17

Item 1. Schedule of Investments.

FRANKLIN LIMITED DURATION INCOME TRUST

Statement of Investments, June 30, 2017 (unaudited)
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.9%
Energy 0.8%
[a] CHC Group LLC	Cayman Islands	15,520	$178,480
[a] Energy XXI Gulf Coast Inc	United States	19,083	354,371
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	5,004	5,004
[a] Halcon Resources Corp	United States	67,554	306,695
[a] Halcon Resources Corp., wts., 9/09/20	United States	6,408	5,511
[a] Linn Energy Inc	United States	17,897	546,575
[a] Midstates Petroleum Co. Inc	United States	364	4,612
[a,b] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,579	1,895
[a,c] Nine Point Energy LLC	United States	18,477	221,719
[a] Penn Virginia Corp	United States	3,759	138,143
[a] Samson Resources II LLC	United States	31,225	632,306
			2,395,311
Materials 0.0%†
[a] Verso Corp., A	United States	4,163	19,524
[a] Verso Corp., wts., 7/25/23	United States	438	66
			19,590
Transportation 0.0%†
[a,b] CEVA Holdings LLC	United States	112	28,035
Utilities 0.1%
Vistra Energy Corp	United States	17,126	287,546
Total Common Stocks and Other Equity Interests
(Cost $7,456,104)			2,730,482

Convertible Preferred Stocks 0.2%
Energy 0.2%
[a,c] Nine Point Energy Holdings Inc., cvt. pfd	United States	404	390,574
Transportation 0.0%†
[a,b] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	2,250
[a,b] CEVA Holdings LLC, cvt. pfd., A-2	United States	243	67,970
			70,220
Total Convertible Preferred Stocks (Cost $747,552)			460,794

		Principal
		Amount*
Convertible Bonds (Cost $1,476,542) 0.4%
Energy 0.4%
CHC Group LLC/CHC Finance Ltd., cvt., zero cpn., 10/01/20	Cayman Islands	798,131	1,249,075
Corporate Bonds 50.1%
Automobiles & Components 0.9%
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	1,500,000	1,545,000
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	700,000	726,250
senior note, 5.125%, 11/15/23	United States	300,000	315,000
			2,586,250

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Banks 2.0%
[d] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	1,500,000	$1,561,650
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,300,000	1,386,125
[d] JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	1,500,000	1,618,125
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22.	United Kingdom	1,000,000	1,095,580
			5,661,480
Capital Goods 2.1%
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	1,200,000	1,234,500
[e] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000	1,736,000
[e] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	426,000
[e] Tennant Co., senior note, 144A, 5.625%, 5/01/25	United States	800,000	844,000
[e] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	500,000	515,000
TransDigm Inc.,
senior sub. bond, 6.50%, 5/15/25	United States	800,000	816,000
senior sub. note, 6.00%, 7/15/22	United States	500,000	516,250
			6,087,750
Commercial & Professional Services 0.2%
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	600,000	641,250
Consumer Durables & Apparel 1.7%
Beazer Homes USA Inc., senior note, 8.75%, 3/15/22	United States	1,300,000	1,452,750
[e] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,100,000	1,122,000
KB Home, senior note, 7.00%, 12/15/21	United States	1,100,000	1,243,000
[e] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note,
144A, 5.875%, 4/15/23	United States	1,000,000	1,072,500
			4,890,250
Consumer Services 3.4%
[e] 1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A,
4.25%, 5/15/24	Canada	800,000	796,952
[e] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	935,000
[e] International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United States	1,500,000	1,595,565
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note,
144A, 5.00%, 6/01/24	United States	1,400,000	1,463,000
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	1,000,000	1,105,000
[e] Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., senior secured note, first
lien, 144A, 6.75%, 11/15/21	United States	1,400,000	1,466,500
[e] Silversea Cruise Finance Ltd., senior secured note, first lien, 144A, 7.25%,
2/01/25	United States	600,000	642,750
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	900,000	948,938
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	800,000	824,000
			9,777,705
Diversified Financials 2.8%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	700,000	713,125
[e,f] Alpine Finance Merger Sub LLC, senior note, 144A, 6.875%, 8/01/25	United States	500,000	510,000
[e] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24.	United States	900,000	942,750
[e] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	1,000,000	1,063,750
Navient Corp.,
senior note, 5.00%, 10/26/20	United States	300,000	312,000
senior note, 5.875%, 3/25/21	United States	200,000	212,000
senior note, 6.625%, 7/26/21	United States	700,000	755,125

|2

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
Navient Corp., (continued)
senior note, 7.25%, 9/25/23	United States	1,100,000	$1,185,250
[e] Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22	Ireland	1,500,000	1,572,735
[e] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A,
6.75%, 6/01/25	United States	800,000	820,000
			8,086,735
Energy 5.9%
[g] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	500,000	135,000
California Resources Corp.,
[e] secured note, second lien, 144A, 8.00%, 12/15/22	United States	924,000	587,895
senior note, 5.50%, 9/15/21	United States	37,000	21,830
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	1,000,000	875,000
[e] senior note, 144A, 11.50%, 1/15/21	United States	500,000	580,000
Cheniere Corpus Christi Holdings LLC,
senior note, first lien, 7.00%, 6/30/24	United States	700,000	784,000
senior secured note, first lien, 5.875%, 3/31/25	United States	600,000	642,000
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	500,000	493,750
senior note, 8.00%, 4/01/23	United States	700,000	738,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior
note, 6.25%, 4/01/23	United States	1,500,000	1,541,250
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22 .	United States	400,000	370,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20.	United States	1,500,000	1,683,750
[e,h] EnQuest PLC, 144A, PIK, 8.00%, 10/15/23	United Kingdom	1,071,463	799,461
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23.	United States	800,000	748,000
[e] Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 144A,
8.625%, 6/15/20	United States	500,000	475,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	900,000	913,500
[e] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	800,000	606,000
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	500,000	475,000
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	900,000	819,000
senior note, 6.125%, 1/15/23	United States	300,000	241,500
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	400,000	386,000
senior note, 7.75%, 6/15/21	United States	1,000,000	1,008,750
senior note, 4.50%, 4/15/22	United States	400,000	355,000
WPX Energy Inc., senior note, 7.50%, 8/01/20	United States	1,500,000	1,582,500
			16,862,686
Food, Beverage & Tobacco 1.5%
Constellation Brands Inc.,
senior note, 3.875%, 11/15/19	United States	900,000	935,468
senior note, 4.75%, 12/01/25	United States	200,000	219,471
[e] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	1,500,000	1,533,750
[e] Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	1,100,000	1,138,500
[e] Post Holdings Inc.,
senior note, 144A, 6.00%, 12/15/22	United States	100,000	106,375
senior note, 144A, 5.50%, 3/01/25	United States	400,000	413,500
			4,347,064

|3

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services 3.0%
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	$907,875
senior secured note, first lien, 6.25%, 3/31/23	United States	700,000	725,270
[e,i] Envision Healthcare Corp., senior note, 144A, 6.25%, 12/01/24	United States	500,000	535,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	900,000	982,125
senior note, 7.50%, 2/15/22	United States	500,000	576,875
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000	1,111,250
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,389,375
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	500,000	536,875
senior note, 5.00%, 3/01/19	United States	1,000,000	1,050,360
senior note, 5.50%, 3/01/19	United States	900,000	936,000
			8,751,005
Materials 8.1%
[h] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	600,000	642,750
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 4.25%, 9/15/22	Luxembourg	300,000	308,250
senior note, 144A, 6.00%, 2/15/25	Luxembourg	500,000	526,250
[e] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%,
5/15/21	Australia	1,500,000	1,583,145
[e] BWAY Holding Co., secured note, 144A, 5.50%, 4/15/24	United States	1,500,000	1,535,625
[e] Cemex SAB de CV, senior secured bond, 144A, 7.75%, 4/16/26	Mexico	400,000	457,000
The Chemours Co., senior note, 6.625%, 5/15/23	United States	1,500,000	1,593,750
[e] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien, 144A,
9.25%, 6/15/23	United States	1,200,000	1,260,000
[e] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	800,000	823,000
[e] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	961,000	989,830
senior note, 144A, 7.25%, 4/01/23	Zambia	500,000	492,500
[e] FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%, 5/15/22	Australia	700,000	703,500
[e] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A,
7.375%, 12/15/23	United States	500,000	545,000
[e] HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	400,000	414,500
[e] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	600,000	619,500
[e] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	1,300,000	1,368,250
[e] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	900,000	955,125
senior note, 144A, 5.875%, 8/15/23	United States	400,000	441,750
[e] Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%,
5/01/22	South Africa	700,000	718,676
[e] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	100,000	110,875
senior note, 144A, 6.50%, 2/01/22	United States	600,000	622,500
[e] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	600,000	626,250
[e] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23	United States	400,000	416,000
senior note, 144A, 7.00%, 7/15/24	United States	100,000	107,459
[j] senior secured note, first lien, 144A, FRN, 4.658%, 7/15/21	United States	400,000	407,500
[e] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	500,000	538,750
senior bond, 144A, 5.50%, 9/15/25.	United States	600,000	657,000

|4

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,500,000	$1,544,220
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	1,200,000	1,362,000
[e] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior
note, 144A, 7.50%, 6/15/25	United States	1,100,000	1,091,750
			23,462,705
Media 4.7%
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,000,000	1,052,500
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,000,000	1,026,250
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	428,000	433,885
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,500,000	1,547,850
[e] senior note, 144A, 5.125%, 5/01/23	United States	500,000	526,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	722,890
senior sub. note, 7.625%, 3/15/20	United States	800,000	799,000
CSC Holdings LLC,
senior note, 6.75%, 11/15/21	United States	1,000,000	1,110,000
senior note, 5.25%, 6/01/24	United States	500,000	511,300
iHeartCommunications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,500,000	1,130,625
[e] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	500,000	507,500
[e] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	600,000	579,000
[e] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	1,100,000	1,146,750
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	420,000
[e] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	102,875
senior note, 144A, 5.625%, 4/15/22	United States	1,806,000	1,875,982
			13,492,657
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
[e] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	900,000	135,000
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	500,000	381,250
[e] Endo Dac/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25.	United States	1,000,000	820,000
senior note, 144A, 6.00%, 7/15/23	United States	500,000	422,750
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,200,000	1,134,000
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23	United States	1,200,000	1,267,500
[e] Valeant Pharmaceuticals International Inc.,
first lien, 144A, 6.50%, 3/15/22	United States	200,000	210,250
senior note, 144A, 5.375%, 3/15/20	United States	500,000	483,750
senior note, 144A, 5.625%, 12/01/21	United States	500,000	453,750
[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20.	United States	1,000,000	973,750
			6,282,000
Real Estate 0.5%
Equinix Inc., senior bond, 5.875%, 1/15/26	United States	300,000	327,843
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	312,495
senior note, 6.375%, 3/01/24	United States	700,000	764,841
			1,405,179

|5

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing 0.9%
Dollar Tree Inc., senior note, 5.25%, 3/01/20	United States	400,000	$411,250
Netflix Inc., senior note, 5.50%, 2/15/22.	United States	1,500,000	1,636,395
[e] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	700,000	624,750
			2,672,395
Semiconductors & Semiconductor Equipment 0.4%
[e] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	313,000	359,168
Qorvo Inc., senior note, 6.75%, 12/01/23	United States	700,000	770,875
			1,130,043
Software & Services 2.3%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,400,000	1,456,448
[e] CyrusOne LP/CyrusOne Finance Corp., senior note, 144A, 5.00%, 3/15/24.	United States	300,000	309,750
[e] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,754,706
senior note, 144A, 7.00%, 12/01/23	United States	500,000	535,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,800,000	1,872,000
[e] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	600,000	629,436
			6,557,340
Technology Hardware & Equipment 0.6%
[e] Blackboard Inc., second lien, 144A, 9.75%, 10/15/21	United States	1,538,000	1,453,410
[e] Diamond 1 Finance Corp./Diamond 2 Finance Corp., senior note, 144A, 5.875%,
6/15/21	United States	400,000	420,000
			1,873,410
Telecommunication Services 3.9%
[e] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	322,500
CenturyLink Inc., senior bond, 5.625%, 4/01/25	United States	400,000	400,832
[e] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20.	Bermuda	1,200,000	1,125,978
[e] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	672,903
Intelsat Jackson Holdings SA, senior note, 7.25%, 4/01/19	Luxembourg	1,100,000	1,101,650
[e] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Colombia	1,500,000	1,562,970
[e] Sprint Communications Inc.,
senior note, 144A, 9.00%, 11/15/18	United States	148,000	160,811
senior note, 144A, 7.00%, 3/01/20	United States	600,000	660,000
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	334,500
senior note, 7.25%, 9/15/21	United States	500,000	556,875
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	538,750
senior note, 6.125%, 1/15/22	United States	1,000,000	1,053,438
senior note, 4.00%, 4/15/22	United States	700,000	730,240
[e] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	1,500,000	1,562,257
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	508,750
			11,292,454
Transportation 0.5%
[e] Florida East Coast Holdings Corp., secured note, first lien, 144A, 6.75%, 5/01/19.	United States	1,000,000	1,026,025
[e] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	300,000	313,500
			1,339,525

|6

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities 2.5%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	1,500,000	$1,468,125
Dynegy Inc., senior note, 6.75%, 11/01/19	United States	1,500,000	1,554,375
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,451,250
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	500,000	526,875
senior bond, 5.00%, 9/15/26	United States	1,000,000	1,022,500
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,500,000	1,061,250
			7,084,375
Total Corporate Bonds (Cost $141,283,897)			144,284,258

[j] Senior Floating Rate Interests 50.9%
Capital Goods 2.7%
Doncasters U.S. Finance LLC, Term B Loans, 4.796%, 4/09/20	United States	1,960,601	1,895,656
Harsco Corp., Initial Term Loan, 6.25%, 11/02/23	United States	445,860	454,220
Leidos (Abacus Innovations Corp.), B Term Loan, 3.50%, 8/16/23	United States	431,843	435,568
Mueller Water Products Inc., Loans, 3.726% - 3.796%, 11/25/21	United States	346,514	349,257
Navistar Inc., Tranche B Term Loans, 5.09%, 8/07/20	United States	3,284,733	3,323,739
[i] Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.716%, 7/30/21	Australia	1,945,000	1,458,750
			7,917,190
Commercial & Professional Services 0.8%
Conduent Business Services LLC, Delayed Draw Term A Loan, 3.476%,
12/07/21	United States	1,000,000	999,219
Ventia Pty. Ltd., Term B Loans (USD), 4.796%, 5/21/22	Australia	1,327,928	1,342,867
			2,342,086
Consumer Services 4.0%
24 Hour Fitness Worldwide Inc., Term Loan, 5.046%, 5/28/21	United States	1,940,000	1,933,938
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.30%, 3/15/22	United States	2,078,437	2,073,761
Fitness International LLC, Term A Loan, 4.476%, 4/01/20	United States	1,818,881	1,820,587
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.216%, 10/25/23	United States	1,990,000	1,998,153
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Term B
Loans, 3.209%, 6/16/23	United States	1,729,650	1,738,658
Las Vegas Sands LLC, Term B Loans, 3.23%, 3/29/24	United States	131,298	131,603
Sabre GLBL Inc., Incremental Term A Loan, 3.726%, 7/18/21	United States	1,924,051	1,928,058
			11,624,758
Diversified Financials 1.5%
Avolon TLB Borrower I, Initial Term B-1 Loans, 3.462%, 7/20/20.	United States	2,316,769	2,337,868
[k] Finco I LLC, Term Loan B, 5.88%, 6/09/22	United States	2,000,000	2,014,166
			4,352,034
Energy 0.8%
Energy Transfer Equity LP, Loans, 3.826%, 2/02/24	United States	501,857	500,019
OSG Bulk Ships Inc., Initial Term Loan, 5.43%, 8/05/19.	United States	2,035,947	1,934,150
			2,434,169
Food, Beverage & Tobacco 1.7%
JBS USA LUX SA, New Initial Term Loans, 5.75%, 10/30/22	Brazil	3,014,491	2,942,426
Pinnacle Foods Finance LLC, Initial Term Loans, 3.076%, 2/03/24	United States	133,159	133,742
Post Holdings Inc., Series A Incremental Term Loan, 3.47%, 5/24/24	United States	1,697,526	1,701,769
			4,777,937

|7

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[j] Senior Floating Rate Interests (continued)
Health Care Equipment & Services 2.1%
[k] Envision Healthcare Corp. (Emergency Medical), Initial Term Loans, 4.30%,
12/01/23	United States	1,643,569	$1,652,609
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B, 4.046%,
9/24/24	United States	1,995,000	1,992,007
U.S. Renal Care Inc., Intial Term Loan, 5.546%, 12/31/22	United States	2,493,671	2,428,212
			6,072,828
Household & Personal Products 1.5%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	1,986,440	1,888,773
Spectrum Brands Inc., USD Term Loans, 3.172% - 3.179%, 6/23/22.	United States	2,420,064	2,431,559
			4,320,332
Materials 3.6%
Ashland LLC, Term B Loan, 3.139% - 3.242%, 5/17/24	United States	543,208	546,264
Axalta Coating Systems U.S. Holdings Inc., Term B-2 Dollar Loans, 3.039%,
6/01/24	United States	1,869,947	1,878,245
Chemours Co., Tranche B-1 US Term Loans, 3.57%, 5/12/22	United States	2,146,437	2,157,169
Cyanco Intermediate Corp., Initial Term Loan, 5.726%, 5/01/20	United States	1,873,578	1,884,507
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 3.976%, 3/31/24	United States	1,546,145	1,554,842
[k] KMG Chemicals Inc., Initial Term Loan, 7.38%, 6/15/24.	United States	458,180	463,627
OCI Beaumont LLC, Term B-3 Loan, 7.929%, 8/20/19.	United States	1,226,182	1,241,510
Oxbow Carbon LLC, Tranche B Term Loan, 4.726%, 1/19/20	United States	636,612	642,182
			10,368,346
Media 7.5%
AMC Entertainment Holdings Inc., 2016 Incremental Term Loans, 3.466%,
12/15/23	United States	599,976	601,851
CSC Holdings LLC (Cablevision), March 2017 Incremental Term Loans, 3.459%,
7/17/25	United States	2,605,651	2,601,582
Gray Television Inc., Term B-2 Loan, 3.551%, 2/07/24.	United States	2,756,222	2,777,583
Lions Gate Entertainment Corp., Term A Loan, 3.226%, 12/08/21	United States	2,945,893	2,956,021
Live Nation Entertainment Inc., Term B-2 Loans, 3.313%, 10/31/23	United States	846,866	848,708
Mediacom LLC, Tranche K Term Loan, 3.44%, 2/15/24	United States	1,137,150	1,145,324
Mission Broadcasting Inc., Term B Loans, 4.238% - 7.25%, 1/17/24	United States	68,692	68,971
Nexstar Broadcasting Group Inc., Term B Loans, 4.238%, 1/17/24	United States	695,207	698,031
Regal Cinemas Corp., Term Loan, 3.226%, 4/01/22	United States	3,026,209	3,037,287
Sinclair Television Group Inc., Tranche B Term Loans, 3.48%, 1/31/24	United States	1,996,019	2,000,794
UPC Financing Partnership (UPC Broadband Holdings BV), Facility AP, 3.909%,
4/15/25	United States	2,180,000	2,185,177
Virgin Media Bristol LLC, I Facility, 3.909%, 1/31/25	United States	2,622,768	2,627,413
			21,548,742
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
5.50%, 4/27/24	United States	2,000,000	2,019,218
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 3.436%, 1/31/25 .	United States	1,745,011	1,749,813
Horizon Pharma Inc., Second Amendment Refinancing Term Loans, 4.875%,
3/29/24	United States	2,143,994	2,156,054
[k] INC Research Holdings Inc., Term Loan B, 5.38%, 6/28/24	United States	1,878,538	1,884,408
RPI Finance Trust, Term A-3 Loan, 3.046%, 10/14/21	United States	1,218,663	1,220,187
Valeant Pharmaceuticals International Inc., Series F Tranche B Term Loan,
5.83%, 4/01/22	United States	2,643,096	2,681,825
			11,711,505

|8

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*			Value

[j] Senior Floating Rate Interests (continued)
Retailing 3.7%
Ascena Retail Group Inc., Tranche B Term Loan, 5.625%, 8/21/22	United States	3,695,680			$3,147,489
Dollar Tree Inc., Term A-1 Loans, 2.938%, 7/06/20	United States	2,092,812			2,088,207
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,793,450			2,660,761
PetSmart Inc., Tranche B-2 Loans, 4.22%, 3/11/22	United States	2,937,937			2,735,725
					10,632,182
Semiconductors & Semiconductor Equipment 1.8%
MACOM Technology Solutions Holdings Inc., Initial Term Loans, 3.459%,
5/07/24	United States	2,637,451			2,631,683
MKS Instruments Inc., Tranche B-2 Term Loans, 3.976%, 5/01/23	United States	434,582			437,298
ON Semiconductor Corp., 2017 Replacement Term Loans, 3.476%, 3/31/23	United States	2,196,514			2,202,693
					5,271,674
Software & Services 2.0%
Global Payments Inc., Term A-2 Loan, 2.939%, 5/02/22	United States	1,351,622			1,351,622
Rackspace Hosting Inc., 2017 Term Loans, 4.172%, 11/03/23	United States	2,041,717			2,049,162
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.226%,
3/29/19	United States	2,223,768			2,222,976
					5,623,760
Technology Hardware & Equipment 3.2%
Ciena Corp., Refinancing Term Loan, 3.712%, 1/28/22	United States	2,363,733			2,375,552
CommScope Inc., Tranche 5 Term Loans, 3.296%, 12/29/22	United States	2,141,954			2,154,003
Dell International LLC, Term A-3 Loan, 3.23%, 12/31/18	United States	2,538,306			2,544,916
Western Digital Corp., US Term B-2 Loan, 3.976%, 4/29/23	United States	1,721,145			1,734,188
Zebra Technologies Corp., Second Amendment Refinancing Term Loan, 3.723%,
10/27/21	United States	265,413			266,907
					9,075,566
Telecommunication Services 0.2%
[k] Consolidated Communications Inc., Term Loan B-2, 6.13%, 10/05/23	United States	528,246			531,812
Transportation 5.7%
Air Canada, Term Loan, 3.46%, 10/06/23	Canada	3,010,393			3,026,701
American Airlines Inc., Replacement Class B Term Loans, 3.724%, 4/28/23	United States	1,981,015			1,986,930
Delos Finance S.A.R.L. (ILFC), New Loan, 3.546%, 10/06/23	Luxembourg	2,500,000			2,515,847
Flying Fortress Inc. (ILFC), New Loan, 3.546%, 10/30/22	Luxembourg	1,629,859			1,639,366
The Hertz Corp., Tranche B-1 Term Loan, 3.976%, 6/30/23	United States	3,016,287			3,012,281
Pilot Travel Centers LLC, Initial Tranche B Term Loans, 3.226%, 5/25/23	United States	1,492,500			1,502,948
United Airlines Inc., Class B Term Loans, 3.422%, 4/01/24	United States	997,500			1,002,363
XPO Logistics Inc., Loans, 3.405%, 11/01/21	United States	1,867,306			1,874,308
					16,560,744
Utilities 4.0%
Calpine Corp., Term Loan (B5), 4.05%, 1/15/24	United States	2,558,976			2,558,976
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.80%, 6/28/23	United States	2,451,430			2,471,348
Lightstone Holdco LLC,
Initial Term B Loan, 5.726%, 1/30/24	United States	2,816,382			2,756,925
Initial Term C Loan, 5.726%, 1/30/24	United States	174,187			170,510
NRG Energy Inc., Term Loans, 3.546%, 6/30/23.	United States	3,449,478			3,447,015
					11,404,774
Total Senior Floating Rate Interests (Cost $147,303,613)					146,570,439

Foreign Government and Agency Securities (Cost
$1,937,104) 0.6%
Government of Mexico, 7.75%, 12/14/17	Mexico	320,000	[l]	MXN	1,770,747

|9

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Commercial Mortgage-Backed Securities 7.0%
Banks 3.5%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	150,728	$150,489
[j] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.363%, 6/25/34.	United States	581,493	591,144
Bear Stearns Commercial Mortgage Securities Trust, 2006-PW13, AJ, 5.611%,
9/11/41	United States	13,754	13,838
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	601,607	570,865
[j] 2007-C6, AM, FRN, 5.691%, 12/10/49	United States	1,520,000	1,522,915
2015-GC27, A5, 3.137%, 2/10/48.	United States	1,520,000	1,530,108
[j] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.759%, 7/10/38	United States	1,005,000	950,694
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000	1,459,556
JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%,
10/15/48	United States	1,410,000	1,428,356
[j] Merrill Lynch Mortgage Investors Trust,
[m]2003-OPT1, B2, FRN, 5.341%, 7/25/34	United States	33,301	7,422
2005-A6, 2A3, FRN, 1.596%, 8/25/35	United States	283,020	276,308
[j] Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 6.166%,
10/25/33	United States	350,442	360,900
[j] Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.461%, 3/12/44	United States	17,663	17,653
2007-IQ16, AMA, FRN, 6.141%, 12/12/49	United States	645,000	653,724
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000	571,070
			10,105,042
Diversified Financials 3.5%
[j] Argent Securities Inc., 2003-W5, M4, FRN, 6.841%, 10/25/33	United States	244,161	245,543
[e,j] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.208%, 5/26/35.	United States	1,600,000	1,514,884
[j] Chase Funding Trust, 2004-2, 2A2, FRN, 1.716%, 2/26/35	United States	456,519	425,768
[j] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.416%, 2/25/24	United States	2,275,328	2,339,655
2014-HQ2, M2, FRN, 3.416%, 9/25/24	United States	900,000	924,861
2015-DN1, M2, FRN, 3.616%, 1/25/25	United States	519,735	522,071
2015-HQ1, M2, FRN, 3.416%, 3/25/25	United States	536,915	543,248
[j] Impac Secured Assets Trust, 2007-2, FRN, 1.466%, 4/25/37	United States	244,943	242,266
[e,j,m] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 2.659%, 3/17/32	United States	855,128	863,557
JP Morgan Chase Commercial Mortgage Securities Trust, 2006-CB17, AM,
5.464%, 12/12/43	United States	20,634	20,624
[j] MortgageIT Trust, 2004-1, A2, FRN, 2.116%, 11/25/34	United States	347,556	334,521
[j] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 1.526%,
11/25/35	United States	479,807	462,028
[j,m] Option One Mortgage Loan Trust, 2003-6, M5, FRN, 6.166%, 11/25/33	United States	177,135	128,777
[j] Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 6.091%, 4/25/33 .	United States	13,987	10,231
[j] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 2.551%, 2/25/35	United States	360,899	348,956
[j] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.098%, 4/25/45	United States	762,754	766,631
Wells Fargo Mortgage Backed Securities Trust,
[j] 2004-W, A9, FRN, 3.03%, 11/25/34	United States	248,528	253,394
2007-3, 3A1, 5.50%, 4/25/22	United States	79,272	81,206
			10,028,221
Total Commercial Mortgage-Backed Securities
(Cost $20,245,335)			20,133,263

Mortgage-Backed Securities 38.1%
[j] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 3.827%, 5/01/34	United States	89,756	94,537

|10

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 18.5%
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	559,056	$597,609
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	8,488	8,728
FHLMC Gold 30 Year, 3.00%, 4/01/47	United States	6,039,113	6,030,910
[n] FHLMC Gold 30 Year, 3.00%, 7/01/47	United States	6,450,000	6,435,386
FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	51,553	53,005
FHLMC Gold 30 Year, 3.50%, 3/01/47	United States	6,200,698	6,375,295
[n] FHLMC Gold 30 Year, 3.50%, 7/01/47	United States	7,980,000	8,196,332
[n] FHLMC Gold 30 Year, 4.00%, 7/01/46	United States	9,935,000	10,447,661
FHLMC Gold 30 Year, 4.00%, 3/01/47	United States	12,708,720	13,379,845
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	660,611	748,472
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	364,464	410,994
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	109,929	120,367
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	8,182	8,331
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	328,760	393,515
			53,206,450
[j] Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 2.79% - 2.975%, 6/01/32 - 7/01/34.	United States	571,717	594,537
Federal National Mortgage Association (FNMA) Fixed Rate 13.7%
FNMA 15 Year, 3.00%, 8/01/27.	United States	16,181	16,656
FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	46,430	48,349
FNMA 15 Year, 5.50%, 7/01/20.	United States	153,746	158,666
FNMA 15 Year, 6.50%, 7/01/20.	United States	269	271
[n] FNMA 30 Year, 3.00%, 7/01/46.	United States	6,450,000	6,440,426
FNMA 30 Year, 3.00%, 4/01/47.	United States	1,477,232	1,476,427
[n] FNMA 30 Year, 3.50%, 7/01/46.	United States	6,825,000	7,008,211
FNMA 30 Year, 3.50%, 4/01/47.	United States	1,978,095	2,032,908
FNMA 30 Year, 3.50%, 1/01/45 - 5/01/47	United States	2,113,776	2,172,347
[k] FNMA 30 Year, 3.50%, 7/01/56.	United States	976,693	1,001,677
FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	1,244,888	1,309,611
[n] FNMA 30 Year, 4.00%, 7/01/46.	United States	8,375,000	8,802,910
FNMA 30 Year, 4.00%, 3/01/47.	United States	2,371,143	2,494,422
FNMA 30 Year, 4.50%, 12/01/44	United States	785,127	842,432
FNMA 30 Year, 4.50%, 5/01/24 - 12/01/44	United States	2,451,373	2,632,131
[n] FNMA 30 Year, 4.50%, 7/01/46.	United States	675,000	723,990
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	498,577	546,936
FNMA 30 Year, 5.50%, 6/01/37.	United States	434,412	482,400
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	1,031,582	1,173,267
FNMA 30 Year, 6.50%, 8/01/32.	United States	134,993	153,879
FNMA 30 Year, 7.00%, 9/01/18.	United States	8,025	8,145
FNMA 30 Year, 8.00%, 10/01/29	United States	8,310	8,332
			39,534,393
Government National Mortgage Association (GNMA) Fixed Rate 5.7%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	416,167	459,596
GNMA II SF 30 Year, 3.50%, 3/20/45 - 12/20/45	United States	917,758	951,669
[n] GNMA II SF 30 Year, 3.50%, 7/01/46	United States	8,915,000	9,232,597
GNMA II SF 30 Year, 3.50%, 3/20/47	United States	5,452,379	5,653,849
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	43,499	48,909
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	110,499	133,137
			16,479,757
Total Mortgage-Backed Securities (Cost $109,795,243)			109,909,674

|11

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Escrows and Litigation Trusts 0.0%†
[a,b] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Litigation Trust	United States	800,000	$—
[a,b] NewPage Corp., Litigation Trust	United States	1,500,000	—
[a] Penn Virginia Corp., Litigation Trust	United States	300,000	4,500
[a,b] Vistra Energy Corp., Litigation Trust	United States	2,000,000	23,200
Total Escrows and Litigation Trusts (Cost $58,482)			27,700
Total Investments before Short Term Investments
(Cost $430,303,872)			427,136,432

Short Term Investments (Cost $14,104,082) 4.9%
Money Market Funds 4.9%
[o,p] Institutional Fiduciary Trust Money Market Portfolio, 0.58%	United States	14,104,082	14,104,082
Total Investments (Cost $444,407,954) 153.1%			441,240,514
Preferred Shares (31.2)%			(90,000,000)
Other Assets, less Liabilities (21.9)%.			(63,052,870)
Net Assets 100.0%			$288,187,644

See Abbreviations on page 17.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2017, the aggregate value of these securities was $123,350, representing less than 0.1% of net assets.
cSee Note 5 regarding restricted securities.
dPerpetual security with no stated maturity date.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2017, the aggregate value of these securities was $76,429,191, representing 26.5% of net assets.
fSecurity purchased on a when-issued basis.
gDefaulted security or security for which income has been deemed uncollectible.
hIncome may be received in additional securities and/or cash.
iAt June 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
jThe coupon rate shown represents the rate at period end.
kA portion or all of the security purchased on a delayed delivery basis.
lPrincipal amount is stated in 100 Mexican Peso Units.
mThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
nSecurity purchased on a to-be-announced (TBA) basis.
oSee Note 6 regarding investments in affiliated management investment companies.
pThe rate shown is the annualized seven-day yield at period end.

|12

FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

4. INCOME TAXES

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$444,751,710

Unrealized appreciation	$8,452,802
Unrealized depreciation	(11,963,998)
Net unrealized appreciation (depreciation)	$(3,511,196)

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
404	Nine Point Energy Holdings Inc., cvt. pfd.,	3/24/17	$377,604	$390,574
18,477	Nine Point Energy LLC.	7/15/14 - 1/5/15	830,630	221,719
	Total Restricted Securities(Value is 0.2% of Net Assets)		$1,208,234	$612,293

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.58%.	21,388,024	21,796,392	(29,080,334)	14,104,082	$14,104,082	$18,871	$-	0.1%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of June 30, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$1,360,911	$810,786	$614,188		$2,785,885
Materials	19,524	66	—		19,590
Transportation	—	98,255	—		98,255
Utilities.	287,546	—	—		287,546
Convertible Bonds	—	1,249,075	—		1,249,075
Corporate Bonds	—	144,284,258	—		144,284,258
Senior Floating Rate Interests	—	146,570,439	—		146,570,439
Foreign Government and Agency Securities	—	1,770,747	—		1,770,747
Commercial Mortgage-Backed Securities	—	20,133,263	—		20,133,263
Mortgage-Backed Securities	—	109,909,674	—		109,909,674
Escrows and Litigation Trusts	—	4,500	23,200	[b]	27,700
Short Term Investments	14,104,082	—	—		14,104,082
Total Investments in Securities	$15,772,063	$424,831,063	$637,388		$441,240,514

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at June 30, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Currency	Selected Portfolio
MXN Mexican Peso	ARM	Adjustable Rate Mortgage
	FHLMC	Federal Home Loan Mortgage Corp.
	FNMA	Federal National Mortgage Association
	FRN	Floating Rate Note
	GNMA	Government National Mortgage Association
	PIK	Payment-In-Kind
	SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By  /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date: August 25, 2017

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: August 25, 2017